ICON CONSUMER DISCRETIONARY FUND
FUND SUMMARIES ICON CONSUMER DISCRETIONARY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON CONSUMER DISCRETIONARY FUND (USD $)	Class A, ICON Consumer Discretionary Fund	Class C, ICON Consumer Discretionary Fund	Class S, ICON Consumer Discretionary Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON CONSUMER DISCRETIONARY FUND		Class A, ICON Consumer Discretionary Fund	Class C, ICON Consumer Discretionary Fund	Class S, ICON Consumer Discretionary Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		17.24%	11.14%	0.54%
Expense Recoupments	[1]			0.01%
Total Annual Fund Operating Expenses		18.49%	13.14%	1.55%
Expense Reimbursements	[1]	(16.51%)	(10.39%)	(0.01%)
Total Annual Fund Operating Expenses	[2]	1.98%	2.75%	1.54%
[1]	During the year-ended September 30, 2011, ICON Advisers waived $1,629 and recouped $1,629 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.
[2]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.99%, Class C of 2.74% and Class S of 1.74%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON CONSUMER DISCRETIONARY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Consumer Discretionary Fund	Class A	858	3,887	6,224	9,807
Class C, ICON Consumer Discretionary Fund	Class C	378	2,751	4,838	8,739
Class S, ICON Consumer Discretionary Fund	Class S	157	487	839	1,835

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON CONSUMER DISCRETIONARY FUND Class C, ICON Consumer Discretionary Fund	Class C	278	2,751	4,838	8,739

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107.57% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Discretionary sector (as determined by the Global Industry Classification Standard) including, but not limited to: Advertising, Apparel & Accessories & Luxury Goods, Apparel Retail, Auto Parts & Equipment, Automobile Manufacturers, Automotive Retail, Broadcasting, Cable & Satellite, Casinos & Gaming, Catalog Retail, Computer & Electronics Retail, Consumer Electronics, Department Stores, Distributors, Education Services, Footwear, General Merchandise Stores, Home Furnishing Retail, Home Furnishings, Home Improvement Retail, Homebuilding, Hotels, Resorts & Cruise Lines, Household Appliances, Housewares & Specialties, Internet Retail, Leisure Facilities, Leisure Products, Motorcycle Manufacturers, Movies & Entertainment, Photographic Products, Publishing, Restaurants, Specialized Consumer Services, Specialty Stores, Textiles and Tires & Rubber. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Discretionary sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competition may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may offer greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 25.70% Worst Quarter: Q4 2008 -30.32%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON CONSUMER DISCRETIONARY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	Return Before Taxes		Jul. 09, 1997	11.19%	1.31%	3.35%	3.67%
Return Before Taxes Class A, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class A			Sep. 30, 2010	4.26%			13.07%
Return Before Taxes Class C, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class C			Sep. 30, 2010	9.18%			17.92%
Return After Taxes on Distributions Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	Return After Taxes on Distributions		Jul. 09, 1997	11.19%	0.36%	2.61%	3.10%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Jul. 09, 1997	7.27%	0.94%	2.79%	3.09%
S&P 1500 Consumer Discretionary Index Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	S&P 1500 Consumer Discretionary Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 09, 1997	5.28%	1.85%	4.12%	5.79%
S&P 1500 Consumer Discretionary Index Class A, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class A	S&P 1500 Consumer Discretionary Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	5.28%			14.89%
S&P 1500 Consumer Discretionary Index Class C, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class C	S&P 1500 Consumer Discretionary Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	5.28%			14.89%
S&P Composite 1500 Index Class S, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 09, 1997	1.75%	0.11%	3.40%	4.59%
S&P Composite 1500 Index Class A, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Consumer Discretionary Fund	ICON Consumer Discretionary Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON CONSUMER STAPLES FUND
ICON CONSUMER STAPLES FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON CONSUMER STAPLES FUND (USD $)	Class A, ICON Consumer Staples Fund	Class C, ICON Consumer Staples Fund	Class S, ICON Consumer Staples Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON CONSUMER STAPLES FUND		Class A, ICON Consumer Staples Fund	Class C, ICON Consumer Staples Fund	Class S, ICON Consumer Staples Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.35%	5.00%	0.57%
Total Annual Fund Operating Expenses		7.60%	7.00%	1.57%
Expense Reimbursements		(5.85%)	(4.50%)	(0.07%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.50%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON CONSUMER STAPLES FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Consumer Staples Fund	Class A	837	2,184	3,552	6,670
Class C, ICON Consumer Staples Fund	Class C	353	1,659	3,010	6,157
Class S, ICON Consumer Staples Fund	Class S	153	489	849	1,861

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON CONSUMER STAPLES FUND Class C, ICON Consumer Staples Fund	Class C	253	1,659	3,010	6,157

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.56% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Consumer Staples sector (as determined by the Global Industry Classification Standard) including, but not limited to: Agricultural Products, Brewers, Distillers & Vintners, Drug Retail, Food Distributors, Food Retail, Household Products, Hypermarkets & Super Centers, Packaged Foods & Meats, Personal Products, Soft Drinks and Tobacco. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Consumer Staples sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, consumer confidence, consumer preferences, product cycles, competition, and changes in government regulation.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 24.46% Worst Quarter: Q4 2008 -21.95%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON CONSUMER STAPLES FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	Return Before Taxes		May 09, 1997	8.82%	2.61%	4.65%	7.61%
Return Before Taxes Class A, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class A			Sep. 30, 2010	3.42%			8.81%
Return Before Taxes Class C, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class C			Sep. 30, 2010	6.62%			12.23%
Return After Taxes on Distributions Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	Return After Taxes on Distributions		May 09, 1997	8.63%	1.45%	3.35%	5.96%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		May 09, 1997	5.97%	1.64%	3.65%	6.02%
S&P 1500 Consumer Staples Index Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	S&P 1500 Consumer Staples Index	(reflects no deduction for fees, expenses, or taxes)	May 09, 1997	14.18%	7.73%	7.33%	6.56%
S&P 1500 Consumer Staples Index Class A, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class A	S&P 1500 Consumer Staples Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	14.18%			16.75%
S&P 1500 Consumer Staples Index Class C, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class C	S&P 1500 Consumer Staples Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	14.18%			16.75%
S&P Composite 1500 Index Class S, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 09, 1997	1.75%	0.11%	3.40%	5.25%
S&P Composite 1500 Index Class A, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Consumer Staples Fund	ICON Consumer Staples Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON ENERGY FUND
ICON ENERGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON ENERGY FUND (USD $)	Class A, ICON Energy Fund	Class C, ICON Energy Fund	Class S, ICON Energy Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON ENERGY FUND		Class A, ICON Energy Fund	Class C, ICON Energy Fund	Class S, ICON Energy Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.45%	0.47%	0.20%
Total Annual Fund Operating Expenses	[1]	1.70%	2.47%	1.20%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON ENERGY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Energy Fund	Class A	832	1,080	1,445	2,468
Class C, ICON Energy Fund	Class C	350	769	1,315	2,805
Class S, ICON Energy Fund	Class S	122	381	660	1,455

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON ENERGY FUND Class C, ICON Energy Fund	Class C	250	769	1,315	2,805

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.31% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Energy sector (as determined by the Global Industry Classification Standard) including, but not limited to: Coal & Consumable Fuels, Integrated Oil & Gas, Oil & Gas Drilling, Oil & Gas Equipment & Services, Oil & Gas Exploration & Production, and Oil & Gas Refining, Marketing, Oil & Gas Storage & Transportation. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Energy sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, energy prices, supply and demand fluctuations, energy conservation, tax and other regulatory policies of governments, and global events including instability in the Middle East or war may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2005 25.18% Worst Quarter: Q3 2008 -27.10%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON ENERGY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Energy Fund	ICON Energy Fund Class S	Return Before Taxes		Nov. 05, 1997	(5.57%)	4.65%	12.93%	12.06%
Return Before Taxes Class A, ICON Energy Fund	ICON Energy Fund Class A			Sep. 30, 2010	(11.38%)			5.98%
Return Before Taxes Class C, ICON Energy Fund	ICON Energy Fund Class C			Sep. 30, 2010	(7.72%)			10.28%
Return After Taxes on Distributions Class S, ICON Energy Fund	ICON Energy Fund Class S	Return After Taxes on Distributions		Nov. 05, 1997	(6.00%)	2.54%	11.58%	10.88%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Energy Fund	ICON Energy Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Nov. 05, 1997	(3.09%)	3.72%	11.47%	10.70%
S&P 1500 Energy Index Class S, ICON Energy Fund	ICON Energy Fund Class S	S&P 1500 Energy Index	(reflects no deduction for fees, expenses, or taxes)	Nov. 05, 1997	3.92%	4.86%	11.98%	9.38%
S&P 1500 Energy Index Class A, ICON Energy Fund	ICON Energy Fund Class A	S&P 1500 Energy Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	3.92%			20.79%
S&P 1500 Energy Index Class C, ICON Energy Fund	ICON Energy Fund Class C	S&P 1500 Energy Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	3.92%			20.79%
S&P Composite 1500 Index Class S, ICON Energy Fund	ICON Energy Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Nov. 05, 1997	1.75%	0.11%	3.40%	4.30%
S&P Composite 1500 Index Class A, ICON Energy Fund	ICON Energy Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Energy Fund	ICON Energy Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON FINANCIAL FUND
ICON FINANCIAL FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON FINANCIAL FUND (USD $)	Class A, ICON Financial Fund	Class C, ICON Financial Fund	Class S, ICON Financial Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON FINANCIAL FUND		Class A, ICON Financial Fund	Class C, ICON Financial Fund	Class S, ICON Financial Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.12%	33.28%	0.40%
Total Annual Fund Operating Expenses		7.37%	35.28%	1.40%
Expense Reimbursements		(5.62%)	(32.78%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.40%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON FINANCIAL FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Financial Fund	Class A	837	2,144	3,478	6,549
Class C, ICON Financial Fund	Class C	353	5,461	7,993	9,993
Class S, ICON Financial Fund	Class S	143	444	766	1,680

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON FINANCIAL FUND Class C, ICON Financial Fund	Class C	253	5,461	7,993	9,993

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100.23% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Financial sector (as determined by the Global Industry Classification Standard) including, but not limited to: Asset Management & Custody Banks, Consumer Finance, Diversified Banks, Diversified Capital Markets, Diversified Real Estate Activities, Diversified REITs, Industrial REITs, Insurance Brokers, Investment Banking & Brokerage, Life & Health Insurance, Mortgage REITs, Multi-line Insurance, Multi-sector Holdings, Office REITs, Other Diversified Financial Services, Property & Casualty Insurance, Real Estate Development, Real Estate Operating Companies, Real Estate Services, Regional Banks, Reinsurance, Residential REITs, Retail REITs, Specialized Finance, Specialized REITs and Thrifts & Mortgage Finance. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Financial sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, interest rate fluctuations, general economic conditions, the availability and cost of capital, natural disasters and changes in government regulation and legislation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2009 30.35% Worst Quarter: Q4 2008 -32.93%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON FINANCIAL FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Financial Fund	ICON Financial Fund Class S	Return Before Taxes		Jul. 01, 1997	(15.30%)	(15.77%)	(3.42%)	1.29%
Return Before Taxes Class A, ICON Financial Fund	ICON Financial Fund Class A			Sep. 30, 2010	(20.41%)			(10.11%)
Return Before Taxes Class C, ICON Financial Fund	ICON Financial Fund Class C			Sep. 30, 2010	(17.20%)			(6.43%)
Return After Taxes on Distributions Class S, ICON Financial Fund	ICON Financial Fund Class S	Return After Taxes on Distributions		Jul. 01, 1997	(15.37%)	(16.32%)	(4.05%)	(0.24%)
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Financial Fund	ICON Financial Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Jul. 01, 1997	(9.85%)	(12.37%)	(2.51%)	0.77%
S&P 1500 Financials Index Class S, ICON Financial Fund	ICON Financial Fund Class S	S&P 1500 Financials Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 01, 1997	(15.01%)	(15.40%)	(3.55%)	0.71%
S&P 1500 Financials Index Class A, ICON Financial Fund	ICON Financial Fund Class A	S&P 1500 Financials Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(15.01%)			(4.32%)
S&P 1500 Financials Index Class C, ICON Financial Fund	ICON Financial Fund Class C	S&P 1500 Financials Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(15.01%)			(4.32%)
S&P Composite 1500 Index Class S, ICON Financial Fund	ICON Financial Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 01, 1997	1.75%	0.11%	3.40%	4.72%
S&P Composite 1500 Index Class A, ICON Financial Fund	ICON Financial Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Financial Fund	ICON Financial Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON HEALTHCARE FUND
ICON HEALTHCARE FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON HEALTHCARE FUND (USD $)	Class A, ICON Healthcare Fund	Class C, ICON Healthcare Fund	Class S, ICON Healthcare Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON HEALTHCARE FUND		Class A, ICON Healthcare Fund	Class C, ICON Healthcare Fund	Class S, ICON Healthcare Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.90%	29.38%	0.36%
Expense Recoupments	[1]			none
Total Annual Fund Operating Expenses		7.15%	31.38%	1.36%
Expense Reimbursements	[1]	(5.40%)	(28.88%)	none
Total Annual Fund Operating Expenses	[2]	1.75%	2.50%	1.36%
[1]	During the year-ended September 30, 2011, ICON Advisers waived $3,261 and recouped $3,261 of Class S expenses. At September 30, 2011, Class S was neither waiving nor recouping expenses.
[2]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON HEALTHCARE FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Healthcare Fund	Class A	837	2,105	3,409	6,430
Class C, ICON Healthcare Fund	Class C	353	5,101	7,728	10,165
Class S, ICON Healthcare Fund	Class S	138	431	745	1,636

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON HEALTHCARE FUND Class C, ICON Healthcare Fund	Class C	253	5,101	7,728	10,165

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83.63% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund using a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Health Care sector (as determined by the Global Industry Classification Standard) including, but not limited to: Biotechnology, Health Care Distributors, Health Care Equipment, Health Care Facilities, Health Care Services, Health Care Supplies, Health Care Technology, Life Sciences Tools & Services, Managed Health Care, and Pharmaceuticals. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Health Care sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, competition, patent considerations, regulatory approval of products, and government regulation may impact the performance of the Fund. Many of these products and services are also subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2004 16.81% Worst Quarter: Q1 2008 -16.93%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON HEALTHCARE FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	Return Before Taxes		Feb. 24, 1997	11.60%	0.25%	5.03%	8.04%
Return Before Taxes Class A, ICON Healthcare Fund	ICON Healthcare Fund Class A			Sep. 30, 2010	4.86%			8.86%
Return Before Taxes Class C, ICON Healthcare Fund	ICON Healthcare Fund Class C			Sep. 30, 2010	9.37%			13.28%
Return After Taxes on Distributions Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	Return After Taxes on Distributions		Feb. 24, 1997	11.44%	(0.13%)	4.67%	6.62%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb. 24, 1997	7.74%	0.19%	4.38%	6.33%
S&P 1500 Health Care Index Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	S&P 1500 Health Care Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 24, 1997	11.88%	3.20%	2.86%	6.43%
S&P 1500 Health Care Index Class A, ICON Healthcare Fund	ICON Healthcare Fund Class A	S&P 1500 Health Care Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	11.88%			13.32%
S&P 1500 Health Care Index Class C, ICON Healthcare Fund	ICON Healthcare Fund Class C	S&P 1500 Health Care Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	11.88%			13.32%
S&P Composite 1500 Index Class S, ICON Healthcare Fund	ICON Healthcare Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 24, 1997	1.75%	0.11%	3.40%	5.31%
S&P Composite 1500 Index Class A, ICON Healthcare Fund	ICON Healthcare Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Healthcare Fund	ICON Healthcare Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INDUSTRIALS FUND
ICON INDUSTRIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON INDUSTRIALS FUND (USD $)	Class A, ICON Industrials Fund	Class C, ICON Industrials Fund	Class S, ICON Industrials Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON INDUSTRIALS FUND		Class A, ICON Industrials Fund	Class C, ICON Industrials Fund	Class S, ICON Industrials Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.21%	11.56%	0.36%
Total Annual Fund Operating Expenses		3.46%	13.56%	1.36%
Expense Reimbursements		(1.71%)	(11.06%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.36%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON INDUSTRIALS FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Industrials Fund	Class A	837	1,427	2,132	3,992
Class C, ICON Industrials Fund	Class C	353	2,801	4,930	8,850
Class S, ICON Industrials Fund	Class S	138	431	745	1,636

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON INDUSTRIALS FUND Class C, ICON Industrials Fund	Class C	253	2,801	4,930	8,850

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.87% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Industrials sector (as determined by the Global Industry Classification Standard) including, but not limited to: Aerospace & Defense, Air Freight & Logistics, Airlines, Airport Services, Building Products, Commercial Printing, Construction & Engineering, Construction & Farm Machinery & Heavy Equipment, Diversified Support Services, Electrical Components & Equipment, Environmental & Facilities Services, Heavy Electrical Equipment, Highways & Railtracks, Human Resources & Employment Services, Industrial Conglomerates, Industrial Machinery, Marine, Marine Ports & Services, Office Services & Supplies, Railroads, Research & Consulting Services, Security & Alarm Services, Trading Companies & Distributors, and Trucking. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Industrials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, interest rates, insurance costs, technical progress, capital-spending levels, labor relations and government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2009 19.64% Worst Quarter: Q4 2008 -25.81%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON INDUSTRIALS FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Industrials Fund	ICON Industrials Fund Class S	Return Before Taxes		May 09, 1997	(4.27%)	(0.91%)	3.16%	3.47%
Return Before Taxes Class A, ICON Industrials Fund	ICON Industrials Fund Class A			Sep. 30, 2010	(10.17%)			(0.05%)
Return Before Taxes Class C, ICON Industrials Fund	ICON Industrials Fund Class C			Sep. 30, 2010	(6.25%)			4.17%
Return After Taxes on Distributions Class S, ICON Industrials Fund	ICON Industrials Fund Class S	Return After Taxes on Distributions		May 09, 1997	(4.44%)	(1.16%)	2.16%	2.30%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Industrials Fund	ICON Industrials Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		May 09, 1997	(2.55%)	(0.78%)	2.51%	2.54%
S&P 1500 Industrials Index Class S, ICON Industrials Fund	ICON Industrials Fund Class S	S&P 1500 Industrials Index	(reflects no deduction for fees, expenses, or taxes)	May 09, 1997	(0.88%)	1.11%	3.98%	5.65%
S&P 1500 Industrials Index Class A, ICON Industrials Fund	ICON Industrials Fund Class A	S&P 1500 Industrials Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(0.88%)			9.45%
S&P 1500 Industrials Index Class C, ICON Industrials Fund	ICON Industrials Fund Class C	S&P 1500 Industrials Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(0.88%)			9.45%
S&P Composite 1500 Index Class S, ICON Industrials Fund	ICON Industrials Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 09, 1997	1.75%	0.11%	3.40%	5.25%
S&P Composite 1500 Index Class A, ICON Industrials Fund	ICON Industrials Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Industrials Fund	ICON Industrials Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON INFORMATION TECHNOLOGY FUND
ICON INFORMATION TECHNOLOGY FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON INFORMATION TECHNOLOGY FUND (USD $)	Class A, ICON Information Technology Fund	Class C, ICON Information Technology Fund	Class S, ICON Information Technology Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON INFORMATION TECHNOLOGY FUND		Class A, ICON Information Technology Fund	Class C, ICON Information Technology Fund	Class S, ICON Information Technology Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		214.31%	113.00%	0.34%
Total Annual Fund Operating Expenses		215.56%	115.00%	1.34%
Expense Reimbursements		(213.81%)	(112.49%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.51%	1.34%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON INFORMATION TECHNOLOGY FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Information Technology Fund	Class A	837	11,232	11,232	11,232
Class C, ICON Information Technology Fund	Class C	354	6,148	6,148	6,148
Class S, ICON Information Technology Fund	Class S	136	424	734	1,612

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON INFORMATION TECHNOLOGY FUND Class C, ICON Information Technology Fund	Class C	254	6,148	6,148	6,148

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.84% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Information Technology sector (as determined by the Global Industry Classification Standard) including, but not limited to: Application Software, Communications Equipment, Computer Hardware, Computer Storage & Peripherals, Data Processing & Outsourced Services, Electronic Components, Electronic Equipment & Instruments, Electronic Manufacturing Services, Home Entertainment Software, Internet Software & Services, IT Consulting & Other Services, Office Electronics, Semiconductor Equipment, Semiconductors, Systems Software and Technology Distributors. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Information Technology sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, the Fund’s performance may be impacted by general economic conditions, product cycles, competition, and government regulation. In addition, technological services and products are subject to rapid obsolescence which may lower the market value of the securities in the sector.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q3 2003 34.20% Worst Quarter: Q4 2008 -26.59%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON INFORMATION TECHNOLOGY FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	Return Before Taxes		Feb. 19, 1997	2.03%	(0.52%)	(1.11%)	6.69%
Return Before Taxes Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A			Sep. 30, 2010	(4.04%)			4.45%
Return Before Taxes Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C			Sep. 30, 2010	(0.10%)			8.62%
Return After Taxes on Distributions Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	Return After Taxes on Distributions		Feb. 19, 1997	2.03%	(0.54%)	(1.11%)	5.10%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		Feb. 19, 1997	1.32%	(0.44%)	(0.93%)	5.39%
S&P 1500 Information Technology Index Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	S&P 1500 Information Technology Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 19, 1997	1.12%	3.78%	2.33%	5.15%
S&P 1500 Information Technology Index Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A	S&P 1500 Information Technology Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.12%			9.67%
S&P 1500 Information Technology Index Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C	S&P 1500 Information Technology Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.12%			9.67%
NASDAQ Composite Index Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	NASDAQ Composite Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 19, 1997	(1.80%)	1.53%	2.94%	4.44%
NASDAQ Composite Index Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A	NASDAQ Composite Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(1.80%)			7.90%
NASDAQ Composite Index Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C	NASDAQ Composite Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(1.80%)			7.90%
S&P Composite 1500 Index Class S, ICON Information Technology Fund	ICON Information Technology Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Feb. 19, 1997	1.75%	0.11%	3.40%	5.28%
S&P Composite 1500 Index Class A, ICON Information Technology Fund	ICON Information Technology Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Information Technology Fund	ICON Information Technology Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON MATERIALS FUND
ICON MATERIALS FUND
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON MATERIALS FUND (USD $)	Class A, ICON Materials Fund	Class C, ICON Materials Fund	Class S, ICON Materials Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON MATERIALS FUND		Class A, ICON Materials Fund	Class C, ICON Materials Fund	Class S, ICON Materials Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.01%	2.11%	0.33%
Expense Recoupments	[1]	none
Total Annual Fund Operating Expenses		2.26%	4.11%	1.33%
Expense Reimbursements	[1]	(0.52%)	(1.61%)
Total Annual Fund Operating Expenses	[2]	1.74%	2.50%	1.33%
[1]	During the year-ended September 30, 2011, ICON Advisers waived $2,428 and recouped $9 of Class A expenses. At September 30, 2011, Class A was waiving expenses.
[2]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON MATERIALS FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Materials Fund	Class A	836	1,194	1,671	2,982
Class C, ICON Materials Fund	Class C	353	1,103	1,969	4,199
Class S, ICON Materials Fund	Class S	135	421	728	1,600

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON MATERIALS FUND Class C, ICON Materials Fund	Class C	253	1,103	1,969	4,199

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.97% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Materials sector (as determined by the Global Industry Classification Standard) including, but not limited to Aluminum, Commodity Chemicals, Construction Materials, Diversified Chemicals, Diversified Metals & Mining, Fertilizers & Agricultural Chemicals, Forest Products, Gold, Industrial Gases, Metal & Glass Containers, Paper Packaging, Paper Products, Precious Metals & Minerals, Specialty Chemicals, and Steel. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Materials sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, commodity prices, competition, and changes in government regulation may impact the performance of the Fund.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q4 2003 28.47% Worst Quarter: Q4 2008 -30.77%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON MATERIALS FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Materials Fund	ICON Materials Fund Class S	Return Before Taxes		May 05, 1997	(9.74%)	2.31%	8.99%	3.56%
Return Before Taxes Class A, ICON Materials Fund	ICON Materials Fund Class A			Sep. 30, 2010	(15.28%)			(1.27%)
Return Before Taxes Class C, ICON Materials Fund	ICON Materials Fund Class C			Sep. 30, 2010	(11.69%)			2.79%
Return After Taxes on Distributions Class S, ICON Materials Fund	ICON Materials Fund Class S	Return After Taxes on Distributions		May 05, 1997	(9.88%)	1.15%	7.97%	2.74%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Materials Fund	ICON Materials Fund Class S	Return After Taxes on Distributions and Sale of Fund Shares		May 05, 1997	(6.15%)	1.48%	7.59%	2.73%
S&P 1500 Materials Index Class S, ICON Materials Fund	ICON Materials Fund Class S	S&P 1500 Materials Index	(reflects no deduction for fees, expenses, or taxes)	May 05, 1997	(8.24%)	2.46%	7.60%	5.49%
S&P 1500 Materials Index Class A, ICON Materials Fund	ICON Materials Fund Class A	S&P 1500 Materials Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(8.24%)			6.39%
S&P 1500 Materials Index Class C, ICON Materials Fund	ICON Materials Fund Class C	S&P 1500 Materials Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	(8.24%)			6.39%
S&P Composite 1500 Index Class S, ICON Materials Fund	ICON Materials Fund Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	May 05, 1997	1.75%	0.11%	3.40%	5.20%
S&P Composite 1500 Index Class A, ICON Materials Fund	ICON Materials Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Materials Fund	ICON Materials Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ICON UTILITIES FUND
ICON UTILITIES FUND (Formerly, ICON Telecommunication & Utilities Fund)
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 74 of the Fund’s prospectus, and in “Sales Charge Reductions” on page 64 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON UTILITIES FUND (USD $)	Class A, ICON Utilities Fund	Class C, ICON Utilities Fund	Class S, ICON Utilities Fund
Shareholder Fees Column [Text]	Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	1.00%	1.00%	none
Redemption Fee ($15 fee for wire redemptions only)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON UTILITIES FUND		Class A, ICON Utilities Fund	Class C, ICON Utilities Fund	Class S, ICON Utilities Fund
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		184.09%	120.08%	0.61%
Total Annual Fund Operating Expenses		185.34%	122.08%	1.61%
Expense Reimbursements		(183.59%)	(119.58%)	(0.10%)
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%	1.51%
[1]	Effective January 1, 2011, ICON Advisers contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class A of 1.75%, Class C of 2.50% and Class S of 1.50%. This expense limitation may be terminated at any time after January 31, 2013 upon 30 days written notice to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON UTILITIES FUND (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, ICON Utilities Fund	Class A	837	9,762	9,762	9,762
Class C, ICON Utilities Fund	Class C	353	6,510	6,510	6,510
Class S, ICON Utilities Fund	Class S	154	498	866	1,902

You would pay the following expenses if you did not redeem your Class C shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
ICON UTILITIES FUND Class C, ICON Utilities Fund	Class C	253	6,510	6,510	6,510

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.73% of the average value of its whole portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days’ prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization.
Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund’s performance to be susceptible to the economic, business or other developments that affect those industries. For example, general economic conditions, supply and demand, competition, and government regulation or deregulation may impact the performance of this Fund. The recent trend towards deregulation in the Utilities industries presents special risks. Companies may be faced with increased competition and may become less profitable.

Non-Diversified Portfolio Risk. The Fund is “non-diversified” which means that it may own larger positions in a smaller number of securities than portfolios that are “diversified”. The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value (“NAV”) and total return than a diversified portfolio. The Fund’s share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.

Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of unmanaged securities indexes. The performance information shown in the bar chart is for the Fund’s Class S shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class S
Best Quarter: Q2 2003 21.09% Worst Quarter: Q3 2002 -15.70%

Average Annual Total Returns for the Periods ended 12/31/11
Average Annual Total Returns ICON UTILITIES FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Inception Date	1 Year	5 Years	10 Years	Since Inception
Return Before Taxes Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	Return Before Taxes		Jul. 09, 1997	14.72%	2.88%	6.56%	7.74%
Return Before Taxes Class A, ICON Utilities Fund	ICON Utilities Fund Class A			Sep. 30, 2010	7.19%			8.64%
Return Before Taxes Class C, ICON Utilities Fund	ICON Utilities Fund Class C			Sep. 30, 2010	12.54%			13.59%
Return After Taxes on Distributions Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	Return After Taxes on Distributions		Jul. 09, 1997	13.86%	1.66%	5.44%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	Return After Taxes on Distributions and Sale of Fund Shares		Jul. 09, 1997	10.55%	2.02%	5.38%	5.02%
S&P 1500 Telecommunications Services Index Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	S&P 1500 Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 09, 1997	5.83%	1.11%	1.42%	2.54%
S&P 1500 Telecommunications Services Index Class A, ICON Utilities Fund	ICON Utilities Fund Class A	S&P 1500 Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	5.83%			10.78%
S&P 1500 Telecommunications Services Index Class C, ICON Utilities Fund	ICON Utilities Fund Class C	S&P 1500 Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	5.83%			10.78%
S&P 1500 Utilities Index Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	S&P 1500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 09, 1997	19.52%	4.27%	7.08%	7.41%
S&P 1500 Utilities Index Class A, ICON Utilities Fund	ICON Utilities Fund Class A	S&P 1500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	19.52%			17.15%
S&P 1500 Utilities Index Class C, ICON Utilities Fund	ICON Utilities Fund Class C	S&P 1500 Utilities Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	19.52%			17.15%
S&P Composite 1500 Index Class S, ICON Utilities Fund	ICON Utilities Fund (Formerly, ICON Telecommunication & Utilities Fund) Class S	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Jul. 09, 1997	1.75%	0.11%	3.40%	4.59%
S&P Composite 1500 Index Class A, ICON Utilities Fund	ICON Utilities Fund Class A	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%
S&P Composite 1500 Index Class C, ICON Utilities Fund	ICON Utilities Fund Class C	S&P Composite 1500 Index	(reflects no deduction for fees, expenses, or taxes)	Sep. 30, 2010	1.75%			10.37%

After-tax performance is shown only for the Fund’s Class S shares. After-tax performance for the Fund’s Class A and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.